Acquisitions	12 Months Ended
Sep. 30, 2013
Acquisitions [Abstract]
Acquisitions
3. Acquisitions

2013

On June 26, 2013, the Company acquired the stock of Canyon Engineering Products, Inc. (Canyon) for $9.2 million in cash, and additionally, purchased Canyon’s 70,000 square foot manufacturing facility located in Valencia, California, for $7 million. Canyon designs and manufactures precision fluid control devices primarily for the aerospace industry and Canyon’s products, technology and customers are very similar to Crissair, Inc. The operating results for Canyon, since the date of acquisition, are included as part of Crissair, Inc. within ESCO’s Filtration segment. The Company recorded approximately $1.3 million of goodwill related to the transaction and $1.7 million of amortizable identifiable intangible assets consisting primarily of customer relationships.

On December 31, 2012, the Company acquired the assets of Metrum Technologies LLC (Metrum) for a purchase price of $25 million in cash plus contingent consideration based on future revenues over the next four years. Metrum is a leading provider of wireless public network communications products for electric utility customers and also offers communications products and devices for distribution automation and demand response applications. The Company recorded approximately $25 million of goodwill, $11.2 million of amortizable identifiable intangible assets consisting primarily of customer relationships and patents/technology and contingent consideration valued at approximately $13 million. The operating results for the business, since the date of acquisition, are included within Aclara which is included in discontinued operations and/or assets held for sale.

On December 21, 2012, the Company acquired the assets of Felix Tool & Engineering, Inc. (Felix Tool) for a purchase price of $1.2 million in cash. Felix Tool is engaged in the design, manufacture and sale of customized perforated tubes for filtration applications in the aerospace and fluid power industry. The purchase price was allocated to property, plant and equipment and inventory based on fair market value at the date of acquisition and there were no intangible assets recorded upon the transaction. The operating results for the business, since the date of acquisition, are included within PTI Technologies Inc. in the Filtration segment.

On December 10, 2012, the Company acquired the assets of Finepoint Marketing, Inc. (Finepoint) for a purchase price of $2.5 million. Finepoint is the electric power industry’s leading conference provider focused on medium and high voltage circuit breakers, as well as related substation and switchgear topics. The operating results for the business, since the date of acquisition, are included as a part of  Doble in the USG segment. The Company recorded approximately $1.3 million of goodwill as a result of the transaction and $1.2 million of amortizable identifiable intangible assets consisting of customer relationships.

2011

On February 28, 2011, the Company acquired the capital stock of EMV Elektronische Messgerate Vertriebs - GmbH, together with its subsidiary EMSCREEN Electromagnetic Screening GmbH (collectively, EMV) for a purchase price of approximately $5 million, inclusive of cash acquired. EMV, with operations in Taufkirchen, Germany, provides turnkey systems and shielded environments for research, development and quality assurance testing of electronic equipment. EMV’s operating results, since the date of acquisition, are included within the Test segment and the Company recorded approximately $4.8 million of goodwill as a result of the transaction.

All of the Company’s acquisitions have been accounted for using the purchase method of accounting and accordingly, the respective purchase prices were allocated to the assets (including intangible assets) acquired and liabilities assumed based on estimated fair values at the date of acquisition. The financial results from these acquisitions have been included in the Company’s financial statements from the date of acquisition. Pro forma financial information related to the Company’s acquisitions was not presented as it was not significant to the Company’s results of operations. None of the goodwill recorded as part of the acquisitions mentioned above is expected to be deductible for U.S. Federal or state income tax purposes.